Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	MET INVESTORS SERIES TRUST
Central Index Key	0001126087
Amendment Flag	false
Document Creation Date	Jul. 17, 2013
Document Effective Date	Jul. 17, 2013
Prospectus Date	Apr. 29, 2013